COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Other comprehensive loss, tax	¥ 0	¥ 0	¥ 0